Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

The Company currently has authorized for issuance 100,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

Common Stock

On April 14, 2016, the Board of Directors of the Company approved a 1-for-10 reverse stock split of the Company’s outstanding common stock, which was effected on April 18, 2016. The number of authorized shares of the Company remain unchanged. Stockholders who would have otherwise been entitled to fractional shares as a result of the reverse stock split received a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to additional paid-in capital. Following the implementation of the reverse stock split, the Company regained compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market.

The following table summarizes the Company’s warrants outstanding at June 30, 2016:

Exercise prices	Number of Shares Underlying Warrants	Expiration
$39.00	462	April 27, 2017
$4.55	1,256,502	July 2, 2016
$5.20	1,300,002	June 2, 2020

Total warrants outstanding	2,556,966

All of the Company’s warrants outstanding with an exercise price of $4.55 at June 30, 2016 expired on July 2, 2016.

8. Stockholders’ Equity

The Company currently has authorized for issuance 100,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

Series A-1 Preferred Stock

Dividends

On May 22, 2015, the Company entered into the Acceleration and Conversion Agreement with TCP pursuant to which the Company and TCP agreed to accelerate the next dividend payment date from June 30, 2015 to no later than May 29, 2015, and upon payment of such dividend immediately convert the dividend shares into common stock. In connection therewith, the dividend payment date was accelerated to May 27, 2015. There were no shares of Series A-1 convertible preferred stock (“Series A-1 Preferred Stock”) outstanding after such date.

The Company paid dividends in additional shares of Series A-1 Preferred Stock of 21 and 240 shares for the years ended December 31, 2015 and 2014, respectively. No dividends were paid on the Series A-1 Preferred Stock after May 27, 2015, as all outstanding shares were converted into common stock on this date. Included in the Company’s net loss applicable to common shareholders related to the fair value of the Series A-1 Preferred Stock dividends was $37,000 and $1,731,000 for the years ended December 31, 2015 and 2014, respectively.

Conversion

During the year ended December 31, 2015, 3,599 shares of Series A-1 Preferred Stock were converted into 877,290 shares of common stock. There were no conversions of the Series A-1 Preferred Stock after May 27, 2015, as all outstanding shares were converted into common stock on this date. During the year ended December 31, 2014, 3,716 shares of Series A-1 Preferred Stock were converted into 905,799 shares of common stock.

Elimination

On November 6, 2015, the Company filed a Certificate Eliminating the Series A-1 Preferred Stock from the Certificate of Incorporation of the Company with the Secretary of State of the State of Delaware, in order to eliminate from the Charter all matters set forth in the Charter, including the related certificates of designation and increase, relating to the previously issued series of preferred stock of the Company. As a result, the 10,000 shares of unissued Series A-1 Preferred Stock were returned to the status of authorized but unissued shares of preferred stock of the Company, without designation as to series or preferences or rights. As of December 31, 2015, there were no shares of Series A-1 Preferred Stock authorized, outstanding or issued.

Common Stock

Hapten License Agreement

On December 17, 2014, the Company entered into an assignment and exclusive license agreement, (the “Assignment and License Agreement”) with Hapten Pharmaceuticals, LLC (“Hapten”) under which Hapten agreed, effective at a closing that occurred on February 4, 2015, to sell and assign to the Company certain patent rights and related assets and rights, including an investigational new drug application and clinical data, for Hapten’s Samcyprone™ products for therapeutic and prophylactic use. Upon the closing of the Hapten Assignment and License Agreement on February 4, 2015, the Company paid to Hapten a one-time upfront cash payment of $100,000 and issued 20,000 shares of common stock, the fair value of which was determined using the quoted market price of the Company’s common stock on the date of issuance. Accordingly, the cash payment of $100,000 and the fair value of the common stock of $228,000 were recorded as research and development expense during the year ended December 31, 2015.

Lincoln Park Capital Equity Line

On April 22, 2014, the Company entered into a purchase agreement (the “Prior Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which and subject to the terms and conditions contained in the Prior Purchase Agreement, the Company had the right to sell to LPC up to $20,000,000 in shares of the Company’s common stock over a 30-month term. The Prior Purchase Agreement was terminable, among other circumstances, by mutual agreement of LPC and the Company at any time. The Company and LPC executed a termination agreement dated December 18, 2014, whereby the parties mutually agreed to terminate the Prior Purchase Agreement effective immediately. During the year ended December 31, 2014, the Company sold a total of 50,000 shares of common stock for net proceeds of $1,900,000 and issued 10,000 shares of common stock at price per share of $40.00 as a commitment fee, recorded as a cost of capital, under the Prior Purchase Agreement.

On December 18, 2014, the Company entered into a purchase agreement (the “Purchase Agreement”) with LPC, pursuant to which the Company has the right to sell to LPC up to $10,800,000 in shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, the Company issued 10,000 shares of common stock at price per share of $19.30 as a commitment fee, which was recorded as a cost of capital during the year ended December 31, 2014.

During the year ended December 31, 2015, the Company sold a total of 5,000 shares of common stock to LPC for net proceeds of $64,000 pursuant to and subject to the limitations and conditions set forth in the Purchase Agreement. There have been no other sales made to date under the Purchase Agreement. Per the terms of the public offering (see below), the Company cannot access the equity line until the expiration of the 13-month Overallotment Purchase Rights (defined below).

June 2015 Public Offering

On June 2, 2015, the Company sold a total of 2,600,000 units at a price of $4.00 per unit in a public offering (the “Offering”). Each unit consists of one share of common stock, a 13-month overallotment purchase right to purchase one-half of one share of common stock at a price of $4.55 per full share of common stock (the “Overallotment Purchase Rights”) and a five-year warrant to purchase one-half of one share of common stock at a price of $5.20 per full share of common stock (the “Warrants”). As a result of the Offering, the Company received gross proceeds of approximately $10,400,000 and net proceeds of approximately $9,200,000 after placement agent fees and estimated Offering expenses, and assuming the Overallotment Purchase Rights and Warrants are not exercised.

The Company first assessed the Overallotment Purchase Rights and the Warrants under FASB ASC Topic 480, “Distinguishing Liabilities and Equity” (“ASC 480”), and determined that the Overallotment Purchase Rights and the Warrants were outside the scope of ASC 480. The Company next assessed the Overallotment Purchase Rights and Warrants under FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). Under the related guidance, a reporting entity shall not consider a contract to be a derivative instrument if the contract is both (1) indexed to the entity’s own stock and (2) classified in stockholders’ equity. The Company determined that the warrant contracts are indexed to the Company’s stock, as the agreements do not contain any exercise contingencies and the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price, and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also assessed the classification in stockholders’ equity and determined the warrant contracts meet all of the criteria for classification as equity under ASC 815. Based on this analysis, the Company determined that the Overallotment Purchase Rights and the Warrants should be classified as equity.

During the year ended December 31, 2015, 43,500 Overallotment Purchase Rights were exercised for gross proceeds of $198,000.

Refer to the Series A Preferred Stock and Series A-1 Preferred Stock conversions described above in this Note and Note 7 for shares issued as a result of the conversions of Series A and Series A-1 Preferred Stock during the years ended December 31, 2015 and 2014, respectively.